Summary of Macroeconomic Variables impacted in Determining ECLs (Details)	3 Months Ended
Apr. 30, 2023
Base Forecast [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.79
Base Forecast [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.10%
Real GDP	1.50%
Home prices	3.00%
Central bank policy interest rate	2.39%
Base Forecast [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.20%
Real GDP	1.70%
Home prices	1.00%
Central bank policy interest rate	2.75%
U.S. 10-year treasury yield	3.01%
U.S. 10-year BBB spread	1.80%
Base Forecast [Member] | Average Q2 2023 - Q1 2024 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.73
Base Forecast [Member] | Average Q2 2023 - Q1 2024 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.80%
Real GDP	0.40%
Home prices	(5.00%)
Central bank policy interest rate	4.38%
Base Forecast [Member] | Average Q2 2023 - Q1 2024 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.80%
Real GDP	1.10%
Home prices	(5.40%)
Central bank policy interest rate	5.13%
U.S. 10-year treasury yield	3.60%
U.S. 10-year BBB spread	2.03%
Upside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.8
Upside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.70%
Real GDP	1.60%
Home prices	3.10%
Central bank policy interest rate	2.52%
Upside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.90%
Real GDP	1.80%
Home prices	1.70%
Central bank policy interest rate	2.77%
U.S. 10-year treasury yield	3.07%
U.S. 10-year BBB spread	1.72%
Upside Scenario [Member] | Average Q2 2023 - Q1 2024 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.76
Upside Scenario [Member] | Average Q2 2023 - Q1 2024 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.20%
Real GDP	1.00%
Home prices	(0.40%)
Central bank policy interest rate	5.13%
Upside Scenario [Member] | Average Q2 2023 - Q1 2024 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.60%
Real GDP	1.70%
Home prices	(3.60%)
Central bank policy interest rate	5.38%
U.S. 10-year treasury yield	3.94%
U.S. 10-year BBB spread	1.85%
Downside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.74
Downside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.80%
Real GDP	2.00%
Home prices	7.00%
Central bank policy interest rate	2.02%
Downside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.10%
Real GDP	2.20%
Home prices	3.80%
Central bank policy interest rate	2.27%
U.S. 10-year treasury yield	2.94%
U.S. 10-year BBB spread	2.02%
Downside Scenario [Member] | Average Q2 2023 - Q1 2024 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.69
Downside Scenario [Member] | Average Q2 2023 - Q1 2024 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.30%
Real GDP	(1.60%)
Home prices	(18.60%)
Central bank policy interest rate	2.88%
Downside Scenario [Member] | Average Q2 2023 - Q1 2024 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.60%
Real GDP	(1.30%)
Home prices	(15.00%)
Central bank policy interest rate	3.13%
U.S. 10-year treasury yield	3.11%
U.S. 10-year BBB spread	2.82%